Expense Example (Core Fundamental Holdings Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Core Fundamental Holdings Trust
Expense Example:
Year 1	$ 89
Year 3	279
Year 5	486
Year 10	1,082
Series II, Core Fundamental Holdings Trust
Expense Example:
Year 1	109
Year 3	341
Year 5	593
Year 10	1,315
Series III, Core Fundamental Holdings Trust
Expense Example:
Year 1	68
Year 3	215
Year 5	377
Year 10	845
Series NAV, Core Fundamental Holdings Trust
Expense Example:
Year 1	53
Year 3	168
Year 5	294
Year 10	$ 663